RESTATEMENT	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
RESTATEMENT

18.	RESTATEMENT

Management identified errors related to March 2026 that had impact on the previously published unaudited condensed interim consolidated financial statements for the three months ended March 31, 2026. The effect of the restatement as a result of the correction of these errors on the previously reported unaudited unreviewed condensed interim consolidated statements of financial position as of March 31, 2026, unaudited unreviewed condensed interim consolidated statements of loss and comprehensive loss for the three months ended March 31, 2026, shareholder’s and unaudited unreviewed condensed interim consolidated statements of cash flows for the three months ended March 31, 2026 is summarized below:

Condensed interim consolidated statements of financial position as of March 31, 2026:

As at March 31, 2026	As filed	Reclassification	Adjustments	Restated
	$	$	$	$
ASSETS
Current assets
Cash	1,933,539	—	—	1,933,539
Trade and other receivables	4,211,999	—	—	4,211,999
Scientific research and experimental development tax credits receivable	53,029	—	—	53,029
Accrued revenues (Note 3)	2,605,273	—	—	2,605,273
Inventories (Note 4)	6,031,752	—	—	6,031,752
Prepaid expenses	80,479	—	—	80,479
Security deposits and deposits on purchase of goods	1,384,895	—	—	1,384,895
Loan receivable (Note 5)	77,347	—	—	77,347
Current assets	16,378,312	—	—	16,378,312
Non-current assets
Property, plant and equipment (Note 6)	3,713,165	—	—	3,713,165
Intangible assets (Note 7)	7,474,788	—	—	7,474,788
Right-of-use assets (Note 8)	342,142	—	—	342,142
Non-current assets	11,530,095	—	—	11,530,095
Total assets	27,908,407	—	—	27,908,407

LIABILITIES
Current liabilities
Trade and other payables	9,594,638	—	49,431	9,644,069
Customer advances (Note 9)	1,173,574	—	—	1,173,574
Loans payable (Note10)	8,115,168	(8,044,760)	—	70,408
Convertible debentures (Note 12A)	2,645,502	—	—	2,645,502
Convertible debentures and derivative liability (Note 12B)	2,689,643	—	—	2,689,643
Current portion of lease liabilities (Note 11)	41,983	—	—	41,983
Current liabilities	24,260,508	(8,044,760)	49,431	16,265,179
Non-current liabilities
Lease liabilities (Note 11)	322,690	—	—	322,690
Loans payable (Note 10)	—	8,044,760	85,363	8,130,123
Total liabilities	24,583,197	—	134,794	24,717,991

Shareholders' equity	—
Share capital (Note 13)	86,654,171	—	—	86,654,171
Warrants (Note 14)	6,470,739	—	—	6,470,739
Contributed surplus (Notes 15)	7,559,538	—	—	7,559,538
Foreign exchange in translation of foreign operations	(1,092,439)	—	(1,360)	(1,093,799)
Accumulated deficit	(96,266,801)	—	(133,434)	(96,400,235)
Total shareholders' equity	3,325,209	—	(134,794)	3,190,415
Total liabilities and shareholders' equity	27,908,406	—	—	27,908,407

Condensed Interim Consolidated Statements of Net Loss and Comprehensive Loss for the three months ended March 31, 2026:

	As filed	Adjustments	Restated
	$
Revenue	871,066	—	871,066
Cost of sales	240,649	—	240,649
Gross profit (loss)	630,417	—	630,417

Selling expenses	117,319	—	117,319
Administrative expenses	1,800,649	—	1,800,649
Financial expenses	621,779	133,434	755,213
Research and development costs, net of $3,828 in tax credits for the three-month period ended March 31, 2026, ($26,209 for the three-month period ended March 31, 2025)	313,711	—	313,711
	2,853,458	133,434	2,986,892
Loss before other elements	(2,223,041)	(133,434)	(2,356,475)
Other elements:
Gain (Loss) on debt settlement	189,901	—	189,901
	189,901	—	189,901
Loss before income taxes	(2,033,140)	(133,434)	(2,166,574)
Income tax expense
Income Tax	—	—	—
Net loss for the period	(2,033,140)	(133,434)	(2,166,574)

Other comprehensive income (loss)
Foreign exchange difference on translation of foreign operations	(290,637)	(1,360)	(291,997)
Total comprehensive loss for the period	(2,323,777)	(134,794)	(2,458,571)

Net loss per share (Note 16)
Basic and diluted loss per share	(0.16)	(0.01)	(0.17)

Weighted average number of outstanding common shares	13,079,666	13,079,666	13,079,666

Condensed Interim Consolidated Statements of Cash Flows for the three months ended March 31, 2026:

	As filed	Reclassification	Adjustments	Restated
	$	$	$	$

Net cash from operating activities	(2,094,897)	271	(31,946)	(2,126,572)

Net cash used in investing activities	(787,484)	—	25,694	(761,790)

Net cash used in financing activities	526,726	—	(52,598)	474,128

Foreign exchange in translation of foreign operations	(290,836)	(271)	(26,512)	(317,619)

Significant reclassification are as follows:

–	$8,044,760 was reclassified from current loans payable to non-current loan payables because the loan’s maturity was extended.

Significant adjustments are as follows:

–	The Company recorded payable interests of $49,431 on convertible debenture.

–	The Company accrued interest payable of USD 61,240 (CAD 85,363) on non-current loans payable.

The condensed interim consolidated financial statements of the Company for the three months ended March 31, 2025 were neither audited nor reviewed by the Company’s auditor.